Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income:
Sales to affiliated parties	$ 10,467	$ 10,185	$ 8,459
Jugos del valle, S.A.P.I. de C.V.
Expenses:
Purchases and other expenses with related party	7,899	4,763	3,718
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Expenses:
Purchases and other expenses with related party	2,198	2,718	2,841
Beta San Miguel
Expenses:
Purchases and other expenses with related party	286	722	917
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Expenses:
Purchases and other expenses with related party	1,011	989	843
Fountain Agua Mineral, LTDA
Expenses:
Purchases and other expenses with related party	2,730	1,143	638
Leao Alimentos e Bebidas, LTDA
Expenses:
Purchases and other expenses with related party	0	112	181
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Expenses:
Purchases and other expenses with related party	401	356	458
Instituto Tecnologico Y de Estudios Superiores de Monterrey AC
Expenses:
Donations to related party	0	0	1
Fundacion FEMSA AC
Expenses:
Donations to related party	0	0	285
FEMSA
Expenses:
Purchases and other expenses with related party	2,970	7,196	9,547
The Coca-Cola Company
Expenses:
Purchases of concentrate from The Coca-Cola Company	51,740	54,502	46,461
Advertisement expenses paid to The Coca-Cola Company	$ 980	$ 948	$ 869